Cover	Oct. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	000-56468
Entity Registrant Name	JUSHI HOLDINGS INC.
Entity Central Index Key	0001909747
Entity Tax Identification Number	98-1547061
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	301 Yamato Road, Suite 3250
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	617-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false